                             ING Life Insurance and Annuity Company

                                                                                                 and its

                                                  Variable Annuity Account C

                         ING PENSION IRA FOR 1984 CONTRACTS (PROSPECTUS NO. PRO.75992-13)
                                                                                            and
                                        ING PENSION IRA FOR 1992, 1994 AND 2004 CONTRACTS
                                                           (PROSPECTUS NO. PRO.75988-13)

          Supplement Dated December 17, 2013 to the Contract Prospectus dated May 1, 2013, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus.
Please read it carefully and keep it with your Contract Prospectus for future reference.

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ING JPMorgan Mid Cap Value Portfolio.

                        Important Information regarding the ING JPMorgan Mid Cap Value Portfolio

The ING JPMorgan Mid Cap Value Portfolio will only be available to individuals invested in the fund as of the close of business on February 7, 2014.

As of the date noted above, the Contract Prospectus is changed accordingly.

                                                                   More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:
                                                              ING U.S. Customer Service Center
                                                              Defined Contribution Administration
                                                              P.O. Box 990063
                                                              Hartford, CT 06199-0063
                                                              1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.7598892-13B                                              Page 1 of 1                                                                   December 2013